Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Central Index Key	0000946936
Trading Symbol	dswl
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,196,810
Document Type	20-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY